Related party transactions (Details 1)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 CNY (¥)		Mar. 31, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties	$ 1,199,385		¥ 8,538,422		$ 2,824,796		¥ 20,109,722		¥ 19,173,936
Minghui Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties	1,110,314	[1]	7,904,327	[1]	2,727,680	[2]	19,418,353	[1]	18,980,310	[2]
Conggang Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due to related parties	$ 89,071		¥ 634,095		$ 97,116		¥ 691,369		¥ 193,626

[1]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.
[2]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.